Unit-Based Compensation - Holdings' Incentive Units (Details) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended		12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Compensation costs
Non-cash, share-based compensation				$ 14,922	$ 4,583	$ 5,970	$ 4,462
2014 Membership Unit Incentive Plan ("2014 Plan") | Management | Incentive Units
Compensation costs
Unit-based compensation costs		$ 0	$ 0	$ 0	$ 0	$ 0
Holdings' | 2014 Membership Unit Incentive Plan ("2014 Plan") | Common Stock | Incentive Units
Holdings' Incentive Units
Accelerated vesting (in units)	9,100,000
Days used for determining valuation of volume weighted average stock price	10 days
Compensation costs
Non-cash, share-based compensation	$ 172,100
Holdings' | 2014 Membership Unit Incentive Plan ("2014 Plan") | Management | Incentive Units
Holdings' Incentive Units
Non-vested, outstanding		3,000,000		3,000,000		3,000,000
Issued (in units)				0		0
Vesting period, in years				3 years		3 years
Holdings' | 2014 Membership Unit Incentive Plan ("2014 Plan") | Management | Vesting Year One | Incentive Units
Holdings' Incentive Units
Vesting percentage				25.00%		25.00%
Holdings' | 2014 Membership Unit Incentive Plan ("2014 Plan") | Management | Vesting Year Two | Incentive Units
Holdings' Incentive Units
Vesting percentage				25.00%		25.00%
Holdings' | 2014 Membership Unit Incentive Plan ("2014 Plan") | Management | Vesting Year Three | Incentive Units
Holdings' Incentive Units
Vesting percentage				50.00%		50.00%